Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2) Summary	of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiary UBS. All intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment, deferred income taxes, asset retirement obligations and obligations related to employee benefits. Actual results could differ from those estimates.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation.

Cash & Cash Equivalents

The Company considers all highly liquid investments purchased with an initial maturity of three months or less to be cash equivalents. For cash and cash equivalents, the carrying amount approximates fair value due to the short maturity of those instruments.

Short-Term Investments (Held-to-maturity)

Short-term investments constitute all highly liquid investments with term to maturity from three months to twelve months. The carrying amount of short-term investments is equivalent to its fair value.

Concentration of Credit Risk and Other Risks and Uncertainties

Cash and cash equivalents and accounts receivables consists of financial instruments that potentially subject the Company to concentration of credit risk to the extent of the amount recorded on the balance sheet. The Company’s cash and cash equivalents are invested with two of Australia’s four largest banks. The Company is exposed to credit risk in the event of default by the banks holding the cash or cash equivalents to the extent of the amount recorded on the balance sheets. The Company has not experienced any losses on its deposits of cash and cash equivalents. The Company has not identified any collectability issues with respect to receivables.

Derivative Instruments and Hedging Activities

Derivative financial instruments

The Company uses derivative financial instruments to hedge its exposure to foreign exchange arising from operating, investing and financing activities. The Company does not hold or issue derivative financial instruments for trading purposes. However, derivatives that do not qualify for hedge accounting are accounted for as trading instruments.

Derivative financial instruments are recognized initially at fair value. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on remeasurement to fair value is recognized immediately in the income statement. However, where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the item being hedged.

Cash flow hedges

Exposure to foreign exchange risks arises in the normal course of the Company’s business and it is the Company’s policy to use forward exchange contracts to hedge anticipated sales and purchases in foreign currencies. The amount of forward cover taken is in accordance with approved policy and internal forecasts.

Where a derivative financial instrument is designated as a hedge of the variability in cash flows of a recognized asset or liability, or a highly probable forecast transaction, the effective part of any unrealised gain or loss on the derivative financial instrument is recognized directly in equity. When the forecast transaction subsequently results in the recognition of a non-financial asset or non-financial liability, the associated cumulative gain or loss is removed from equity and included in the initial cost or other carrying amount of the non-financial asset or liability.

For cash flow hedges, other than those covered by the preceding statement, the associated cumulative gain or loss is removed from equity and recognized in the consolidated statements of operations in the same period or periods during which the hedged forecast transaction affects the consolidated statements of operations and on the same line item as that hedged forecast transaction. The ineffective part of any gain or loss is recognized immediately in the consolidated statements of operations.

When a hedging instrument expires or is sold, terminated or exercised, or the Company revokes designation of the hedge relationship but the hedged forecast transaction is still probable to occur, the cumulative gain or loss at that point remains in equity and is recognized in accordance with the above policy when the transaction occurs. If the hedged transaction is no longer expected to take place, then the cumulative unrealized gain or loss recognized in equity is recognized immediately in the consolidated statements of operations.

Inventory

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and estimated costs necessary to dispose. Inventories are principally determined under the average cost method which approximates cost. Cost comprises direct materials, direct labour and an appropriate portion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Cost also includes the transfer from equity of any gains/losses on qualifying cash flow hedges relating to purchases of raw material. Costs of purchased inventory are determined after deducting rebates and discounts.

	Years Ended December 31,
	2011	2010	2009
	A$	A$	A$
Raw materials	3,254,675	2,798,045	289,069
Work in progress	102,239	188,629	16,055
Finished goods	262,486	204,419	—

	3,619,400	3,191,093	305,124

Receivables

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the best estimate of the amount of probable credit losses in the existing accounts receivable. The allowance is determined based on a review of individual accounts for collectibility, generally focusing on those accounts that are past due. The current year expense to adjust the allowance for doubtful accounts, if any, is recorded within general and administrative expenses in the consolidated statements of operations. Account balances are charged against the allowance when it is probable the receivable will not be recovered.

	Years Ended December 31,
	2011	2010	2009
	A$	A$	A$
Accounts receivable	4,889,783	3,588,798	415,397
Allowance for doubtful debts	—	—	—

	4,889,783	3,588,798	415,397

Property, Plant, and Equipment

Property, plant, and equipment are recorded at acquisition cost, less accumulated depreciation.

Depreciation on plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful life of machinery and equipment is 3 to 10 years. Leasehold improvements are amortized on the straight-line method over the shorter of the remaining lease term or estimated useful life of the asset. Maintenance and repairs are charged to operations as incurred and include normal services and does not include items of a capital nature.

The Company receives Victorian government grant monies under grant agreements to support our development activities, including in connection with the purchase of plant and equipment. Plant and equipment is presented net of the government grant. The grant monies are recognized against the acquisition costs of the related plant and equipment as and when the related assets are purchased.

Research and Development

Research and development expenses consist of costs incurred to further the Group’s research and development activities and include salaries and related employee benefits, costs associated with clinical trial and preclinical development, regulatory activities, research-related overhead expenses, costs associated with the manufacture of clinical trial material, costs associated with developing a commercial manufacturing process, costs for consultants and related contract research, facility costs and depreciation. Research and development costs are expensed as incurred.

Research and development expenses for years ended December 31, 2011, 2010 and 2009 are as follows:

	Years Ended December 31,
	2011	2010	2009
	A$	A$	A$
Research and development expenses	9,812,396	6,482,150	14,898,072

Income Taxes

The Company applies ASC 740 — Income Taxes which establishes financial accounting and reporting standards for the effects of income taxes that result from a company’s activities during the current and preceding years. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Where it is more likely than not that some portion or all of the deferred tax assets will not be realized the deferred tax assets are reduced by a valuation allowance. The valuation allowance is sufficient to reduce the deferred tax assets to the amount that is more likely than not to be realized. A reconciliation of the valuation and qualifying accounts is attached as Schedule ii.

We are subject to income taxes in the United States and Australia. U.S. federal income tax returns up to the 2010 financial year have been filed. Internationally, consolidated income tax returns up to the 2010 financial year have been filed.

Asset Retirement Obligations

Asset retirement obligations (“ARO”) are legal obligations associated with the retirement and removal of long-lived assets. ASC 410 – Asset Retirement and Environmental Obligations requires entities to record the fair value of a liability for an asset retirement obligation when it is incurred. When the liability is initially recorded, the Company capitalizes the cost by increasing the carrying amounts of the related property, plant and equipment. Over time, the liability increases for the change in its present value, while the capitalized cost depreciates over the useful life of the asset. The Company derecognizes ARO liabilities when the related obligations are settled.

The ARO is in relation to our premises where in accordance with the terms of the lease, the lessee has to restore part of the building upon vacating the premises.

Our overall ARO changed as follows:

	Years Ended December 31,
	2011	2010
	A$	A$
Opening balance at January 1	1,998,060	1,842,547
Accretion expense	168,631	155,513

Ending balance at December 31	2,166,691	1,998,060

Fair Value of Financial Instruments

The carrying value of all current assets and current liabilities approximates fair value because of their short-term nature. The estimated fair value of all other amounts has been determined, depending on the nature and complexity of the assets or the liability, by using one or all of the following approaches:

•	Market approach — based on market prices and other information from market transactions involving identical or comparable assets or liabilities.

•	Cost approach — based on the cost to acquire or construct comparable assets less an allowance for functional and/or economic obsolescence.

•	Income approach — based on the present value of a future stream of net cash flows

These fair value methodologies depend on the following types of inputs:

•	Quoted prices for identical assets or liabilities in active markets (Level 1 inputs)

•

Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active or are directly or indirectly observable (Level 2 inputs)

•	Unobservable inputs that reflect estimates and assumptions (Level 3 inputs)

Impairment of Long-Lived Assets

The Company reviews its capital assets, including patents and licenses, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. In performing the review, the Company estimates undiscounted cash flows from products under development that are covered by these patents and licenses. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount of the asset. If the evaluation indicates that the carrying value of an asset is not recoverable from its undiscounted cash flows, an impairment loss is measured by comparing the carrying value of the asset to its fair value, based on discounted cash flows.

Australian Goods and Services Tax (GST)

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense. Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the taxation authority is included with other receivables or payables in the balance sheet.

Revenue Recognition

We recognize revenue from all sources based on the provisions of the U.S. SEC’s Staff Accounting Bulletin No. 104 and ASC 605 Revenue Recognition.

The Company’s revenue represents revenue from sales of products, provision of services and collaborative research and development agreements.

We recognize revenue from sales of products at the time title of goods passes to the buyer and the buyer assumes the risks and rewards of ownership, assuming all other revenue recognition criteria have been met. Generally, this is at the time products are shipped to the customer.

Revenue from services are recognized when a persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable, and collectability is reasonably assured. Revenue recognition principles are assessed for each new contractual arrangement and the appropriate accounting is determined for each service.

Where our agreements contain multiple elements, or deliverables, such as the manufacture and sale of products, provision of services or research and development activities, they are assessed to determine whether separate delivery of the individual elements of such arrangements comprises more than one unit of accounting. Where an arrangement can be divided into separate units of accounting (each unit constituting a separate earnings process), the arrangement consideration is allocated amongst those varying units based on the relative selling price of the separate units of accounting and the applicable revenue recognition criteria applied to the separate units. Selling prices are determined using fair value, either vendor specific objective evidence or third party evidence of the selling price, when available, or the Company’s best estimate of selling price when fair value is not available for a given unit of accounting.

Under ASC 605-25, which the Company adopted on January 1, 2009, the delivered item(s) are separate units of accounting, provided (i) the delivered item(s) have value to a customer on a stand-alone basis, and (ii) if the arrangement includes a general right of return relative to the delivered item, delivery or performance of the undelivered item(s) is considered probable and substantially in our control. Where the arrangement cannot be divided into separate units, the individual deliverables are combined as a single unit of accounting and the total arrangement consideration is recognized across other deliverables in the arrangement or over the estimated collaboration period. Payments under these arrangements typically include one or more of the following: non-refundable, upfront payments; funding of research and/or development efforts; and milestone payments.

We typically generate milestone payments from our customers pursuant to the various agreements we have with them. Non-refundable milestone payments which represent the achievement of a significant technical/regulatory hurdle in the research and development process, pursuant to collaborative agreements, and are deemed to be substantive, are recognized as revenue upon the achievement of the specified milestone If the non-refundable milestone payment is not substantive or stand-alone value, the non-refundable milestone payment is deferred and recognized as revenue either over the estimated performance period stipulated in the agreement or across other deliverables in the arrangement.

Management has concluded that the core operations of the Company are expected to be the research and development activities, commercial manufacture of approved medical or testing devices and the provision of services. The Company’s ultimate goal is to utilize the underlying technology and skill base for the development of a marketable product that the Company will manufacture. The Company considers revenue from the sales of products, revenue from services and the income received from milestone payments indicative of its core operating activities or revenue producing goals of the Company, and as such have accounted for this income as “revenues”.

Product and Service Agreements

In October 2007, the Company and LifeScan entered into a Master Services and Supply Agreement, under which the Company would provide certain services to LifeScan in the field of blood glucose monitoring and act as a non-exclusive manufacturer of blood glucose test strips. The Master Services and Supply Agreement was subsequently amended and restated in May 2009. The Company has concluded the Master Services and Supply Agreement should be accounted for as three separate units of accounting: 1) research and development to assist LifeScan in receiving regulatory clearance to sell the blood glucose product (milestone payment), 2) contract manufacturing of the blood glucose test strips (contract manufacturing) and 3) ongoing services and efforts to enhance the product (product enhancement).

All consideration within the Master Services and Supply agreement is contingent. The Company concluded the undelivered items were not priced at a significant incremental discount to the delivered items and revenue for each deliverable will be recognized as each contingency is met and the consideration becomes fixed and determinable. The milestone payment was considered to be a substantive payment and the entire amount has been recognized as revenue when the regulatory approval was received. Revenues for contract manufacturing and ongoing efforts to enhance the product are recognised as revenue from products or revenue from services, respectively, when the four basic criteria for revenue recognition are met.

In October 2011, the Company entered into a Statement of Work agreement with LifeScan to provide services for a feasibility study for an innovative blood glucose product. The services relating to this agreement are expected to take 12 months to complete which commenced in September 2011.

Research and Development Agreement

On September 9, 2011 the Company entered into a new collaboration agreement with Siemens to develop coagulation related products for hospital point-of-care and ambulatory care coagulation markets. In addition to an up-front, non-refundable payment of US$3 million; the Company may receive up to six payments from Siemens upon the achievement of certain defined milestones relating to feasibility, regulatory submissions and the launch of the products to be developed. The Company has concluded that the up-front payment is not a separate unit of accounting and recorded the amount as deferred revenue to be recognized as revenue across other deliverables in the arrangement with Siemens based upon the Company’s best estimate of selling price. The deliverables related to each milestone are considered substantive and are not priced at a significant incremental discount to the other deliverables. As the achievement of the milestones is contingent upon a future event, the revenue for each deliverable will be recognized as the contingencies are met and the consideration becomes fixed and determinable.

Interest income

Interest income is recognized as it accrues, taking into account the effective yield on the cash and cash equivalents.

Foreign Currency

Functional and reporting currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of the Company and UBS is AUD or A$ for all years presented.

The consolidated financial statements are presented using a reporting currency of Australian dollars.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of operations.

The Company has recorded foreign currency transaction losses of A$4,442, A$512,474 and A$250,886 in each of the years ended December 31, 2011, 2010 and 2009, respectively.

The results and financial position of all the Group entities that have a functional currency different from the reporting currency are translated into the reporting currency as follows:

•	assets and liabilities for each balance sheet item reported are translated at the closing rate at the date of that balance sheet;

•

income and expenses for each income statement are translated at average exchange rates (unless this is not a reasonable approximation of the effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

•	all resulting exchange differences are recognized as a separate component of equity.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities are taken to the Accumulated Other Comprehensive Income.

Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. These were nil as at December 31, 2011 (2010: nil).

Patent and License Costs

Legal fees incurred for patent application costs have been charged to expense and reported in research and development expense. Legal fees incurred for patents relating to commercialized products are capitalized and amortized over the life of the patents.

Clinical Trial Expenses

Clinical trial costs are a component of research and development expenses. These expenses include fees paid to participating hospitals and other service providers, which conduct certain testing activities on behalf of the Company. Depending on the timing of payments to the service providers and the level of service provided, the Company records prepaid or accrued expenses relating to these costs.

These prepaid or accrued expenses are based on estimates of the work performed under service agreements.

Leased Assets

All of the Company’s leases for the years ended December 31, 2011, 2010 and 2009 are considered operating leases. The costs of operating leases are charged to the statement of operations on a straight-line basis over the lease term.

Stock-based Compensation

We measure stock-based compensation at grant date, based on the estimated fair value of the award, and recognize the cost as an expense on a straight-line basis over the vesting period of the award. We estimate the fair value of stock options using the Trinomial Lattice model. We also grant our employees Restricted Stock Units (“RSUs”) and Zero Priced Employee Options (“ZEPOs”). RSUs are stock awards granted to employees that entitle the holder to shares of common stock as the award vests. ZEPOs are stock options granted to employees that entitle the holder to shares of common stock as the award vests. The value of RSUs and ZEPOs are determined and fixed on the grant date based on the Company’s stock price. See note 5 for further details.

We record deferred tax assets for awards that will result in deductions on our income tax returns, based on the amount of compensation cost recognized and our statutory tax rate in the jurisdiction in which we will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported in our income tax return are recorded in expense or in capital in excess of par value if the tax deduction exceeds the deferred tax assets or to the extent that previously recognized credits to paid-in-capital are still available if the tax deduction is less than the deferred tax asset.

Employee Benefit Costs

The Company contributes to standard defined contribution superannuation funds on behalf of all employees at nine percent of each such employee’s salary. Superannuation is a compulsory savings program whereby employers are required to pay a portion of an employee’s remuneration to an approved superannuation fund that the employee is typically not able to access until they are retired. The Company permits employees to choose an approved and registered superannuation fund into which the contributions are paid. Contributions are charged to the statement of operations as they become payable.

Net Profit/(Loss) per Share and Anti-dilutive Securities

Basic and diluted net profit/(loss) per share is presented in conformity with ASC 260 – Earnings per Share. Basic and diluted net profit/(loss) per share has been computed using the weighted-average number of common shares outstanding during the period. Other than in a profit making year, the potentially dilutive options issued under the Universal Biosensors Employee Option Plan were not considered in the computation of diluted net profit/(loss) per share because they would be anti-dilutive given the Company’s loss making position.

Total Comprehensive Income

The Company follows ASC 220 – Comprehensive Income. Comprehensive income is defined as the total change in shareholders’ equity during the period other than from transactions with shareholders, and for the Company, includes net income and cumulative translation adjustments.

Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11 which amended the disclosure requirements regarding offsetting assets and liabilities of derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The enhanced disclosures will require entities to provide both net and gross information for these assets and liabilities. The amendment is effective for fiscal years beginning on or after January 1, 2013. The Company does not anticipate that this amendment will have a material impact on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The new guidance allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. This guidance will result in a change in the way we present Other Comprehensive Income and its components, but will not have an impact on our financial position, results of operations or cash flows.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. generally accepted accounting principles (GAAP) and International Financial Reporting Standards (IFRS). This ASU is intended to result in convergence between U.S. GAAP and IFRS requirements for measurement of and disclosures about fair value. The guidance amends current fair value measurement and disclosure guidance to include increased transparency around valuation inputs and investment categorization. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. We do not believe the adoption of the new guidance will have a significant impact on the company’s consolidated financial statements.